Document and Entity Information	Apr. 29, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000049754
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	Dine Brands Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-15283
Entity Tax Identification Number	95-3038279
Entity Address, Address Line One	450 North Brand Boulevard
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203-2306
City Area Code	(818)
Local Phone Number	240-6055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 Par Value
Trading Symbol	DIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false